BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2022 USD ($)	Jan. 31, 2022	Jan. 31, 2021 GBP (£)
BORROWINGS [Line Items]
Interest rate (as a percent)		8.33%
Long-term Debt, Current Maturities		$ 1,007,886
Interest expense
Interest expense incurred		3,522,389	$ 5,272,202	$ 6,464,266
Interest expense capitalized		$ 355,488	118,408	258,190
Sale leaseback transaction					$ 4,008,534
Cash consideration received in sale of self-built solar projects					$ 2,793,810
Sale Leaseback Transaction, Lease Terms		5 to 10 years
Expected useful life		25 years
Payment for financing lease associated with failed sales-lease back transactions		$ 16,581,698	13,987,049	6,841,913
Non-current portion for failed sale and lease back		11,702,161	20,383,449
Interest Rate		$ 1,826,299	$ 2,758,095	$ 3,296,613
Financings With Failed Sale Lease Back Transactions
BORROWINGS [Line Items]
Weighted average interest rate		6.67%	7.02%	7.15%
Interest expense
Current portion for failed sale and lease back		$ 5,655,990	$ 6,712,423
Lease loan
Interest expense
Long-term Debt		45,170,967
Takeover of existing loans | Aviva Investor Infrasture Income No.4 Ltd | Branston Solar Farm Limited
BORROWINGS [Line Items]
Interest rate (as a percent)							4.00%
Long-term Debt, Current Maturities		1,007,886
Interest expense
Long-term Debt		23,388,190
Long-term borrowings, non-current portion		22,380,304
Shareholder loan | RPZE 1
BORROWINGS [Line Items]
Term loan amount						$ 602,985
Interest rate (as a percent)						2.00%
Interest expense
Long-term Debt		95,802
Secured debt
BORROWINGS [Line Items]
Short-term borrowings		23,526,158
Interest expense
Long-term Debt		$ 42,166
Secured debt | UK Lender
Interest expense
Interest Rate	$ 2.5
Long-term Debt	$ 61,510							£ 45,563